UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2012 to June 30, 2012

___	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Nissan Motor Acceptance Corporation
(Exact name of issuing entity as specified in its charter)

Date of Report (Date of earliest event reported):                                                                                                              August 3, 2012

Commission File Number of securitizer:                                                                                                    None

Central Index Key Number of securitizer:                                                                                                      0001540639

                    Tammy Wong-Massey, (615) 725-1667
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03    Notice of Termination of Duty to File Reports under Rule 15Ga-1

Nissan Motor Acceptance Corporation is terminating its obligation to file for Nissan Auto Lease Trust 2010-A.  The date of the last payment on the last asset-backed security outstanding that was issued by Nissan Auto Lease Trust 2010-A, an affiliate of Nissan Motor Acceptance Corporation, was July 17, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 3, 2012
NISSAN MOTOR ACCEPTANCE CORPORATION (Securitizer)
/s/ Benjamin N. Miller Name: Benjamin N. Miller Title: Assistant Treasurer and senior officer in charge of securitization